Vessels, net/Assets held for sale, Vessel Acquisitions and Other Capital Expenditures (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 19, 2024	Sep. 06, 2024	Jul. 16, 2024	Dec. 31, 2024	Dec. 31, 2023
M/V Magic Celeste [Member]
Vessel Acquisitions [Abstract]
Purchase price			$ 25,500
M/V Raphaela [Member]
Vessel Acquisitions [Abstract]
Purchase price		$ 16,490
M/V Magic Ariel [Member]
Vessel Acquisitions [Abstract]
Purchase price	$ 29,950
Installation of New Equipment Pursuant to Environmental Regulations [Member]
Vessel Acquisitions [Abstract]
Purchase price				$ 50	$ 400